4. Property and Equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property And Equipment Net
4. Property and Equipment, net

Property and equipment consist of the following: (in thousands)

	March 31	December 31
	2015	2014

Leasehold improvements	$-	$265
Motor vehicle	-	120
Equipment	290	348
	290	733
Less accumulated depreciation	(152)	(521)

Property and equipment, net	$138	$212

Property and equipment consist of the following: (in thousands)

	December	December 31
	2014	2013

Leasehold improvements	$265	$265
Motor vehicle	120	120
Equipment	348	310
	733	695
Less accumulated depreciation	(521)	(380)

Property and equipment, net	$212	$315